Trade and other receivables (Details 3) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Trade and other receivables [Abstract]
Advances and other deposits (Refer Note (a) below)	₨ 2,469,496	₨ 1,793,841
Withholding taxes (Refer Note (b) below)	1,481,973	2,154,121
Other Current Receivables	3,951,469	3,947,962
Financial assets included in other receivables	₨ 316,403	₨ 157,779